Revenues Direct Financing Leases (Details)	3 Months Ended	9 Months Ended
	Nov. 30, 2013 vessel m³	Sep. 30, 2018 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Total minimum lease payments to be received		$ 913,292,000		$ 568,710,000
Estimated unguaranteed residual value of leased properties		294,127,000		194,965,000
Initial direct costs and other		337,000		361,000
Less unearned revenue		(630,060,000)		(268,046,000)
Total		577,696,000		495,990,000
Less current portion		(12,273,000)		(9,884,000)
Long-term portion		565,423,000		$ 486,106,000
Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Payments, remainder of fiscal year		54,400,000
Payments in 2019		119,500,000
Payments in 2020		118,700,000
Payments in 2021		117,800,000
Payments in 2022		$ 117,000,000
Teekay LNG | Teekay Tangguh Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage		69.00%
Number of vessels | vessel		2
Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	2
Carriers volume | m³	155,900
Additional time period for fixed rate time charters contract	1 year
Teekay Tangguh Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Payments, remainder of fiscal year		$ 26,000,000
Payments in 2019		64,100,000
Payments in 2020		64,300,000
Payments in 2021		64,100,000
Payments in 2022		64,100,000
Payments thereafter		$ 630,600,000
Maximum | Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor	5 years
Minimum | Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor	4 years
Forecast | Maximum | Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent receivables, net			$ 20,600
Forecast | Minimum | Teekay LNG | Awilco Lng Carrier
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent receivables, net			$ 10,600